Business Combination - Acquisition (Details) - Sbtech Member - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Business Acquisition [Line Items]
Transaction costs incurred	$ 25,300		$ 30,900
Amount of expense incurred related to equity issuance costs	41,400		41,400
Business Acquisition, Pro Forma Information [Abstract]
Net Revenue	74,998	$ 82,987	188,443	$ 175,941
Net Loss	$ (149,581)	$ (37,187)	(231,579)	$ (125,110)
Revenue since acquisition			15,000
Net loss since acquisition			$ 6,900